Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000032073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000032073 [Member] | McEwen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | B2Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | G Mining Ventures Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Endeavour Mining plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Aura Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032073 [Member] | IAMGOLD Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000032073 [Member] | Evolution Mining Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032073 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032073 [Member] | DPM Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032073 [Member] | Major Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | Other Natural Resources Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Junior Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000032073 [Member] | Intermediate Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000032073 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000032073 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032073 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000032073 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.00%
C000119766 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000119766 [Member] | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000119766 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000119766 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119766 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119766 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119766 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119766 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | The Progressive Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000119766 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000119766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000119766 [Member] | Consumer Cylical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	113.00%